Cover Cover	Feb. 13, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Registrant Name	Safehold Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38122
Entity Tax Identification Number	30-0971238
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock
Trading Symbol	SAFE
Security Exchange Name	NYSE
Entity Central Index Key	0001688852
Amendment Flag	false